THE ALGER ETF TRUST
QUARTERLY REPORT
September 30, 2025 (UNAUDITED)

THE ALGER ETF TRUST | ALGER 35 ETF
Schedule of Investments September 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.1%
AEROSPACE & DEFENSE—1.0%
HEICO Corp., Cl. A	3,902	$ 991,459
APPAREL ACCESSORIES & LUXURY GOODS—0.0%
Lululemon Athletica, Inc.*	2	356
APPLICATION SOFTWARE—7.6%
AppLovin Corp., Cl. A*	10,177	7,312,582
BIOTECHNOLOGY—3.3%
Forte Biosciences, Inc.*	97,207	1,458,105
Natera, Inc.*	10,566	1,700,809

		3,158,914
BROADLINE RETAIL—9.2%
Amazon.com, Inc.*	21,809	4,788,602
MercadoLibre, Inc.*	400	934,776
Sea Ltd. ADR*	17,486	3,125,273

		8,848,651
ELECTRICAL COMPONENTS & EQUIPMENT—1.5%
Enovix Corp.*	140,218	1,397,974
ELECTRONIC COMPONENTS—1.3%
Coherent Corp.*	11,856	1,277,128
ENVIRONMENTAL & FACILITIES SERVICES—0.0%
GFL Environmental, Inc.	10	474
FINANCIAL EXCHANGES & DATA—0.7%
Coinbase Global, Inc., Cl. A*	2,109	711,766
HEALTH CARE DISTRIBUTORS—3.1%
McKesson Corp.	3,846	2,971,189
HEALTHCARE EQUIPMENT—2.0%
Intuitive Surgical, Inc.*	4,276	1,912,356
HEALTHCARE FACILITIES—2.1%
Tenet Healthcare Corp.*	9,681	1,965,630
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—5.0%
Talen Energy Corp.*	9,249	3,934,340
Vistra Corp.	4,273	837,166

		4,771,506
INTERACTIVE HOME ENTERTAINMENT—4.6%
Roblox Corp., Cl. A*	21,019	2,911,552
Take-Two Interactive Software, Inc.*	5,622	1,452,500

		4,364,052
INTERACTIVE MEDIA & SERVICES—10.6%
Alphabet, Inc., Cl. A	21,688	5,272,353
Meta Platforms, Inc., Cl. A	6,714	4,930,627

		10,202,980
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER 35 ETF
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.1% (CONT.)
INTERNET SERVICES & INFRASTRUCTURE—2.7%
MongoDB, Inc., Cl. A*	5,196	$ 1,612,734
Wix.com Ltd.*	5,420	962,755

		2,575,489
MOVIES & ENTERTAINMENT—7.3%
Netflix, Inc.*	2,982	3,575,179
Spotify Technology SA*	4,917	3,432,066

		7,007,245
SEMICONDUCTORS—17.0%
Astera Labs, Inc.*	15,120	2,960,496
Broadcom, Inc.	6,669	2,200,170
NVIDIA Corp.	49,196	9,178,989
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,961	1,944,138

		16,283,793
SYSTEMS SOFTWARE—13.1%
Crowdstrike Holdings, Inc., Cl. A*	3,046	1,493,697
Microsoft Corp.	10,386	5,379,429
Nebius Group NV, Cl. A*	50,267	5,643,476

		12,516,602
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.5%
Western Digital Corp.	11,622	1,395,337
TRADING COMPANIES & DISTRIBUTORS—1.5%
QXO, Inc.*	76,779	1,463,408
TOTAL COMMON STOCKS (Cost $75,044,453)		91,128,891
SHORT-TERM SECURITIES—3.3%
MONEY MARKET FUNDS—3.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(a)	3,156,775	3,156,775
(Cost $3,156,775)		3,156,775

Total Investments (Cost $78,201,228)	98.4%	$94,285,666
Unaffiliated Securities (Cost $78,201,228)		94,285,666
Other Assets in Excess of Liabilities	1.6%	1,506,499
NET ASSETS	100.0%	$95,792,165

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of September 30, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments September 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.7%
AEROSPACE & DEFENSE—6.0%
Axon Enterprise, Inc.*	5,046	$ 3,621,212
HEICO Corp., Cl. A	14,437	3,668,297

		7,289,509
APPAREL ACCESSORIES & LUXURY GOODS—1.4%
Tapestry, Inc.	15,033	1,702,036
APPLICATION SOFTWARE—9.5%
AppLovin Corp., Cl. A*	14,600	10,490,684
Palantir Technologies, Inc., Cl. A*	6,375	1,162,927

		11,653,611
BIOTECHNOLOGY—7.1%
Exact Sciences Corp.*	49,950	2,732,765
Insmed, Inc.*	9,742	1,402,945
Natera, Inc.*	20,959	3,373,770
uniQure NV*	20,018	1,168,451

		8,677,931
BROADLINE RETAIL—3.8%
Alibaba Group Holding Ltd. ADR	5,519	986,411
Sea Ltd. ADR*	20,751	3,708,826

		4,695,237
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—1.4%
Rocket Cos., Inc., Cl. A	88,749	1,719,956
CONSTRUCTION & ENGINEERING—3.5%
Comfort Systems USA, Inc.	5,188	4,281,034
ELECTRIC UTILITIES—1.0%
Oklo, Inc., Cl. A*	10,484	1,170,329
ELECTRICAL COMPONENTS & EQUIPMENT—2.7%
Vertiv Holdings Co., Cl. A	22,250	3,356,635
ELECTRONIC COMPONENTS—1.7%
Coherent Corp.*	19,183	2,066,393
HEALTHCARE EQUIPMENT—1.5%
IDEXX Laboratories, Inc.*	2,868	1,832,336
HEALTHCARE SERVICES—1.5%
Guardant Health, Inc.*	29,220	1,825,666
HEAVY ELECTRICAL EQUIPMENT—1.0%
Bloom Energy Corp., Cl. A*	13,815	1,168,334
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—7.2%
Talen Energy Corp.*	13,549	5,763,473
Vistra Corp.	15,514	3,039,503

		8,802,976
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.7% (CONT.)
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—2.0%
Gates Industrial Corp. PLC*	99,565	$ 2,471,203
INTERACTIVE HOME ENTERTAINMENT—3.8%
Roblox Corp., Cl. A*	33,187	4,597,063
INTERNET SERVICES & INFRASTRUCTURE—11.6%
Cloudflare, Inc., Cl. A*	20,236	4,342,443
CoreWeave, Inc., Cl. A*	35,007	4,790,708
MongoDB, Inc., Cl. A*	8,267	2,565,911
Snowflake, Inc., Cl. A*	10,961	2,472,254

		14,171,316
INVESTMENT BANKING & BROKERAGE—5.1%
Robinhood Markets, Inc., Cl. A*	43,398	6,213,726
MOVIES & ENTERTAINMENT—5.0%
Liberty Media Corp. Series C Liberty Formula One, Cl. C*	29,568	3,088,378
Spotify Technology SA*	4,267	2,978,366

		6,066,744
RESTAURANTS—2.0%
Wingstop, Inc.	9,603	2,416,883
SEMICONDUCTORS—4.2%
Astera Labs, Inc.*	9,433	1,846,981
Micron Technology, Inc.	4,499	752,773
Monolithic Power Systems, Inc.	2,687	2,473,760

		5,073,514
SYSTEMS SOFTWARE—4.7%
Nebius Group NV, Cl. A*	51,337	5,763,605
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.4%
Dell Technologies, Inc., Cl. C	4,645	658,522
IonQ, Inc.*	35,544	2,185,956
Pure Storage, Inc., Cl. A*	18,462	1,547,300
Super Micro Computer, Inc.*	20,504	982,962

		5,374,740
TRADING COMPANIES & DISTRIBUTORS—3.6%
FTAI Aviation Ltd.	26,694	4,454,161
TOTAL COMMON STOCKS (Cost $83,596,202)		116,844,938
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—3.0%
MONEY MARKET FUNDS—3.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(a)	3,646,118	$ 3,646,118
(Cost $3,646,118)		3,646,118

Total Investments (Cost $87,242,320)	98.7%	$120,491,056
Unaffiliated Securities (Cost $87,242,320)		120,491,056
Other Assets in Excess of Liabilities	1.3%	1,616,359
NET ASSETS	100.0%	$122,107,415

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of September 30, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER WEATHERBIE ENDURING GROWTH ETF
Schedule of Investments September 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.8%
ADVERTISING—0.5%
The Trade Desk, Inc., Cl. A*	526	$ 25,779
AEROSPACE & DEFENSE—17.0%
HEICO Corp.	656	211,770
TransDigm Group, Inc.	492	648,466

		860,236
APPLICATION SOFTWARE—5.3%
Agilysys, Inc.*	530	55,782
HubSpot, Inc.*	452	211,446

		267,228
ASSET MANAGEMENT & CUSTODY BANKS—4.3%
StepStone Group, Inc., Cl. A	3,350	218,789
BIOTECHNOLOGY—9.5%
ACADIA Pharmaceuticals, Inc.*	9,085	193,874
Natera, Inc.*	1,785	287,331

		481,205
BROADLINE RETAIL—1.3%
Ollie's Bargain Outlet Holdings, Inc.*	499	64,072
CARGO GROUND TRANSPORTATION—4.4%
RXO, Inc.*	3,503	53,876
XPO, Inc.*	1,296	167,534

		221,410
CONSUMER FINANCE—4.5%
Upstart Holdings, Inc.*	4,478	227,482
ENVIRONMENTAL & FACILITIES SERVICES—7.5%
Casella Waste Systems, Inc., Cl. A*	2,242	212,721
Waste Connections, Inc.	958	168,416

		381,137
HEALTHCARE EQUIPMENT—2.0%
Glaukos Corp.*	1,181	96,311
Insulet Corp.*	15	4,631

		100,942
HUMAN RESOURCE & EMPLOYMENT SERVICES—5.0%
Paylocity Holding Corp.*	1,581	251,806
INSURANCE BROKERS—1.0%
Accelerant Holdings, Cl. A*	3,378	50,298
MANAGED HEALTHCARE—4.0%
Progyny, Inc.*	9,419	202,697
PROPERTY & CASUALTY INSURANCE—3.1%
Palomar Holdings, Inc.*	1,364	159,247
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER WEATHERBIE ENDURING GROWTH ETF
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.8% (CONT.)
REAL ESTATE SERVICES—16.1%
Compass, Inc., Cl. A*	24,470	$ 196,494
FirstService Corp.	3,263	621,569

		818,063
SEMICONDUCTORS—4.2%
Semtech Corp.*	2,952	210,920
TRADING COMPANIES & DISTRIBUTORS—4.1%
SiteOne Landscape Supply, Inc.*	1,616	208,141
TOTAL COMMON STOCKS (Cost $3,940,689)		4,749,452
SHORT-TERM SECURITIES—5.5%
MONEY MARKET FUNDS—5.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(a)	277,668	277,668
(Cost $277,668)		277,668

Total Investments (Cost $4,218,357)	99.3%	$5,027,120
Unaffiliated Securities (Cost $4,218,357)		5,027,120
Other Assets in Excess of Liabilities	0.7%	34,982
NET ASSETS	100.0%	$5,062,102

(a)	Rate shown reflects 7-day effective yield as of September 30, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER CONCENTRATED EQUITY ETF
Schedule of Investments September 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.9%
AEROSPACE & DEFENSE—2.3%
HEICO Corp., Cl. A	13,285	$ 3,375,586
APPLICATION SOFTWARE—5.9%
AppLovin Corp., Cl. A*	12,207	8,771,218
AUTOMOBILE MANUFACTURERS—4.7%
Ferrari NV	3,219	1,561,923
Tesla, Inc.*	12,257	5,450,933

		7,012,856
BIOTECHNOLOGY—1.1%
Natera, Inc.*	9,960	1,603,261
BROADLINE RETAIL—10.2%
Amazon.com, Inc.*	46,475	10,204,516
MercadoLibre, Inc.*	417	974,504
Sea Ltd. ADR*	22,409	4,005,160

		15,184,180
ELECTRIC UTILITIES—2.5%
Constellation Energy Corp.	11,302	3,719,149
ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
Vertiv Holdings Co., Cl. A	9,596	1,447,653
ENVIRONMENTAL & FACILITIES SERVICES—2.6%
GFL Environmental, Inc.	80,166	3,798,265
HEALTHCARE EQUIPMENT—0.6%
Intuitive Surgical, Inc.*	2,148	960,650
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—3.7%
Talen Energy Corp.*	12,914	5,493,357
INTERACTIVE HOME ENTERTAINMENT—1.9%
Roblox Corp., Cl. A*	20,294	2,811,125
INTERACTIVE MEDIA & SERVICES—9.5%
Alphabet, Inc., Cl. C	23,344	5,685,431
Meta Platforms, Inc., Cl. A	11,545	8,478,417

		14,163,848
INVESTMENT BANKING & BROKERAGE—1.1%
Robinhood Markets, Inc., Cl. A*	11,967	1,713,435
MOVIES & ENTERTAINMENT—4.4%
Liberty Media Corp. Series C Liberty Formula One, Cl. C*	24,008	2,507,636
Netflix, Inc.*	2,126	2,548,904
Spotify Technology SA*	2,083	1,453,934

		6,510,474
PHARMACEUTICALS—0.4%
Eli Lilly & Co.	872	665,336
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER CONCENTRATED EQUITY ETF
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.9% (CONT.)
SEMICONDUCTORS—25.0%
Astera Labs, Inc.*	14,339	$ 2,807,576
Broadcom, Inc.	20,880	6,888,521
NVIDIA Corp.	110,567	20,629,591
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,337	6,797,081

		37,122,769
SYSTEMS SOFTWARE—16.7%
Microsoft Corp.	31,919	16,532,446
Nebius Group NV, Cl. A*	73,190	8,217,041

		24,749,487
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.0%
Apple, Inc.	23,328	5,940,009
TRADING COMPANIES & DISTRIBUTORS—1.7%
QXO, Inc.*	129,150	2,461,599
TRANSACTION & PAYMENT PROCESSING SERVICES—0.6%
Visa, Inc., Cl. A	2,774	946,988
TOTAL COMMON STOCKS (Cost $122,089,435)		148,451,245
SHORT-TERM SECURITIES—1.1%
MONEY MARKET FUNDS—1.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(a)	1,590,334	1,590,334
(Cost $1,590,334)		1,590,334

Total Investments (Cost $123,679,769)	101.0%	$150,041,579
Unaffiliated Securities (Cost $123,679,769)		150,041,579
Liabilities in Excess of Other Assets	(1.0)%	(1,476,872)
NET ASSETS	100.0%	$148,564,707

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of September 30, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments September 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.1%
APPLICATION SOFTWARE—5.2%
AppLovin Corp., Cl. A*	15,107	$ 10,854,984
Autodesk, Inc.*	93	29,543
BitMine Immersion Technologies, Inc.*	13,632	707,910
MARA Holdings, Inc.*	43,996	803,367
SailPoint, Inc.*	17,214	380,085

		12,775,889
AUTOMOBILE MANUFACTURERS—3.2%
Tesla, Inc.*	17,748	7,892,891
AUTOMOTIVE RETAIL—0.3%
Carvana Co.*	1,694	639,045
BIOTECHNOLOGY—1.1%
Natera, Inc.*	16,991	2,735,041
BROADLINE RETAIL—10.9%
Alibaba Group Holding Ltd. ADR	6,528	1,166,750
Amazon.com, Inc.*	71,789	15,762,711
Global-e Online Ltd.*	57,357	2,051,086
MercadoLibre, Inc.*	464	1,084,340
Sea Ltd. ADR*	39,019	6,973,866

		27,038,753
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—1.1%
Rocket Cos., Inc., Cl. A	138,144	2,677,231
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.5%
Caterpillar, Inc.	2,598	1,239,636
CONSUMER FINANCE—0.0%
Upstart Holdings, Inc.*	341	17,323
CONSUMER STAPLES MERCHANDISE RETAIL—0.0%
Walmart, Inc.	124	12,779
DIVERSIFIED BANKS—0.6%
JPMorgan Chase & Co.	4,542	1,432,683
ELECTRIC UTILITIES—1.3%
Constellation Energy Corp.	5,698	1,875,041
NRG Energy, Inc.	9,056	1,466,619

		3,341,660
ELECTRICAL COMPONENTS & EQUIPMENT—1.3%
Eaton Corp. PLC	2,965	1,109,651
Vertiv Holdings Co., Cl. A	13,377	2,018,054

		3,127,705
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.2%
Itron, Inc.*	3,839	478,186
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.1% (CONT.)
ENVIRONMENTAL & FACILITIES SERVICES—0.7%
GFL Environmental, Inc.	34,059	$ 1,613,715
FINANCIAL EXCHANGES & DATA—0.6%
S&P Global, Inc.	2,924	1,423,140
HEALTHCARE EQUIPMENT—0.1%
Intuitive Surgical, Inc.*	711	317,981
HOTELS RESORTS & CRUISE LINES—0.2%
Trip.com Group Ltd. ADR	7,817	587,838
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—4.5%
Talen Energy Corp.*	17,435	7,416,500
Vistra Corp.	19,425	3,805,746

		11,222,246
INTERACTIVE HOME ENTERTAINMENT—2.3%
Roblox Corp., Cl. A*	40,238	5,573,768
INTERACTIVE MEDIA & SERVICES—12.0%
Alphabet, Inc., Cl. C	39,339	9,581,013
Meta Platforms, Inc., Cl. A	26,632	19,558,008
Pinterest, Inc., Cl. A*	651	20,943
Tencent Holdings, Ltd. ADR	8,025	683,329

		29,843,293
INTERNET SERVICES & INFRASTRUCTURE—2.1%
CoreWeave, Inc., Cl. A*	7,782	1,064,967
MongoDB, Inc., Cl. A*	6,449	2,001,640
Shopify, Inc., Cl. A*	4,308	640,212
Snowflake, Inc., Cl. A*	4,464	1,006,855
Twilio, Inc., Cl. A*	5,779	578,420

		5,292,094
INVESTMENT BANKING & BROKERAGE—1.0%
Robinhood Markets, Inc., Cl. A*	16,637	2,382,086
MOVIES & ENTERTAINMENT—3.2%
Netflix, Inc.*	2,729	3,271,853
Spotify Technology SA*	6,845	4,777,810

		8,049,663
PASSENGER AIRLINES—0.7%
Delta Air Lines, Inc.	19,894	1,128,984
United Airlines Holdings, Inc.*	6,749	651,279

		1,780,263
RESTAURANTS—0.3%
DoorDash, Inc., Cl. A*	2,681	729,205
SEMICONDUCTORS—22.1%
Astera Labs, Inc.*	15,132	2,962,845
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.1% (CONT.)
SEMICONDUCTORS—22.1% (CONT.)
Broadcom, Inc.	28,097	$ 9,269,481
indie Semiconductor, Inc., Cl. A*	152,670	621,367
NVIDIA Corp.	163,565	30,517,958
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	41,069	11,470,161

		54,841,812
SYSTEMS SOFTWARE—16.2%
CyberArk Software, Ltd.*	683	329,992
Microsoft Corp.	46,032	23,842,274
Nebius Group NV, Cl. A*	121,212	13,608,471
Oracle Corp.	7,079	1,990,898
Palo Alto Networks Inc*	31	6,312
ServiceNow, Inc.*	482	443,575

		40,221,522
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.4%
Apple, Inc.	16,876	4,297,136
Seagate Technology Holdings PLC	7,251	1,711,671
Western Digital Corp.	60,745	7,293,045

		13,301,852
TOTAL COMMON STOCKS (Cost $206,643,491)		240,589,300
PREFERRED STOCKS—2.6%
APPLICATION SOFTWARE—2.6%
Databricks, Inc., Series J(a),*,@	5,152	772,800
Databricks, Inc., Series K(a),*,@	31,506	4,725,900
SB Technology, Inc., Series E(a),*,@	51,208	881,290

		6,379,990
TOTAL PREFERRED STOCKS (Cost $6,083,750)		6,379,990

Total Investments (Cost $212,727,241)	99.7%	$246,969,290
Unaffiliated Securities (Cost $212,727,241)		246,969,290
Other Assets in Excess of Liabilities	0.3%	716,736
NET ASSETS	100.0%	$247,686,026

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 9/30/2025
Databricks, Inc., Series J	12/17/24	$476,560	$772,800	0.3%
Databricks, Inc., Series K	9/8/2025	4,725,900	4,725,900	1.9%
SB Technology, Inc., Series E	10/23/24	881,290	881,290	0.4%
Total		$6,083,750	$6,379,990	2.6%
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER RUSSELL INNOVATION ETF
Schedule of Investments September 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—100.0%
ADVERTISING—1.5%
DoubleVerify Holdings, Inc.*	17,958	$ 215,137
APPLICATION SOFTWARE—21.8%
Atlassian Corp., Cl. A*	1,680	268,296
BILL Holdings, Inc.*	6,218	329,368
Docusign, Inc.*	3,778	272,356
Dropbox, Inc., Cl. A*	9,899	299,049
Elastic NV*	3,323	280,760
HubSpot, Inc.*	607	283,955
Nutanix, Inc., Cl. A*	4,224	314,223
RingCentral, Inc., Cl. A*	9,480	268,663
Unity Software, Inc.*	7,335	293,693
Workday, Inc., Cl. A*	1,229	295,857
Zoom Communications, Inc.*	3,435	283,388

		3,189,608
BIOTECHNOLOGY—17.8%
Biogen, Inc.*	2,025	283,662
BioMarin Pharmaceutical, Inc.*	4,862	263,326
Exelixis, Inc.*	7,759	320,447
Gilead Sciences, Inc.	2,538	281,718
Incyte Corp.*	3,298	279,703
Neurocrine Biosciences, Inc.*	2,107	295,781
Regeneron Pharmaceuticals, Inc.	509	286,195
United Therapeutics Corp.*	733	307,281
Vertex Pharmaceuticals, Inc.*	723	283,156

		2,601,269
BROADLINE RETAIL—2.5%
Etsy, Inc.*	5,518	366,340
FOOD RETAIL—1.6%
Maplebear, Inc.*	6,456	237,323
HEALTHCARE SUPPLIES—1.8%
Align Technology, Inc.*	2,167	271,352
HOTELS RESORTS & CRUISE LINES—2.0%
Expedia Group, Inc.	1,349	288,349
INTERACTIVE HOME ENTERTAINMENT—2.4%
Electronic Arts, Inc.	1,708	344,504
INTERACTIVE MEDIA & SERVICES—5.6%
Match Group, Inc.	7,629	269,456
Pinterest, Inc., Cl. A*	7,726	248,545
ZoomInfo Technologies, Inc.*	27,628	301,422

		819,423
INTERNET SERVICES & INFRASTRUCTURE—3.9%
Okta, Inc.*	3,193	292,798
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER RUSSELL INNOVATION ETF
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—100.0% (CONT.)
INTERNET SERVICES & INFRASTRUCTURE—3.9% (CONT.)
Twilio, Inc., Cl. A*	2,725	$ 272,745

		565,543
LIFE SCIENCES TOOLS & SERVICES—1.9%
Illumina, Inc.*	2,985	283,485
PASSENGER GROUND TRANSPORTATION—2.5%
Lyft, Inc., Cl. A*	16,949	373,047
PHARMACEUTICALS—14.2%
Bristol-Myers Squibb Co.	6,038	272,314
Corcept Therapeutics, Inc.*	4,020	334,102
Jazz Pharmaceuticals PLC*	2,177	286,929
Johnson & Johnson	1,611	298,712
Merck & Co., Inc.	3,407	285,949
Organon & Co.	29,174	311,578
Pfizer, Inc.	11,569	294,778

		2,084,362
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.9%
Enphase Energy, Inc.*	7,734	273,706
SEMICONDUCTORS—8.3%
Cirrus Logic, Inc.*	2,534	317,485
Qorvo, Inc.*	3,156	287,449
QUALCOMM, Inc.	1,823	303,274
Skyworks Solutions, Inc.	3,899	300,145

		1,208,353
SYSTEMS SOFTWARE—6.4%
Dolby Laboratories, Inc., Cl. A	3,963	286,802
Teradata Corp.*	13,848	297,871
UiPath, Inc., Cl. A*	26,359	352,683

		937,356
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.0%
NetApp, Inc.	2,462	291,648
TRANSACTION & PAYMENT PROCESSING SERVICES—1.9%
PayPal Holdings, Inc.*	4,118	276,153
TOTAL COMMON STOCKS (Cost $14,681,980)		14,626,958
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER RUSSELL INNOVATION ETF
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.2%
MONEY MARKET FUNDS—0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(a)	23,507	$ 23,507
(Cost $23,507)		23,507

Total Investments (Cost $14,705,487)	100.2%	$14,650,465
Unaffiliated Securities (Cost $14,705,487)		14,650,465
Liabilities in Excess of Other Assets	(0.2)%	(25,846)
NET ASSETS	100.0%	$14,624,619

(a)	Rate shown reflects 7-day effective yield as of September 30, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a business trust under the laws of the Commonwealth of Massachusetts on March 24, 2020. The Alger Mid Cap 40 ETF and Alger Russell Innovation ETF are each separate diversified series of the Trust, and the Alger Concentrated Equity ETF, the Alger 35 ETF, the Alger Weatherbie Enduring Growth ETF and the Alger AI Enablers & Adopters ETF are each separate non-diversified series of the Trust (each, a “Fund” and together, the “Funds”). The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 - Financial Services – Investment Companies. Alger Russell Innovation ETF seeks investment results that, before fees and expenses, closely correspond to the performance of the Alger Russell Innovation Index. Each other Fund’s investment objective is to seek long-term capital appreciation. Under normal circumstances, each Fund invests primarily in equity securities. Shares of each Fund are listed for trading on the NYSE Arca, Inc.
The Alger Russell Innovation ETF commenced operations on January 6, 2025.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), Fred Alger Management, LLC, the Funds' investment adviser (“Alger Management” or the “Investment Manager”), as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 3.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, transaction pricing, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.
NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of September 30, 2025 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger 35 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$21,574,277	$21,574,277	$—	$—
Consumer Discretionary	8,849,007	8,849,007	—	—
Financials	711,766	711,766	—	—
Health Care	10,008,089	10,008,089	—	—
Industrials	3,853,315	3,853,315	—	—
Information Technology	41,360,931	41,360,931	—	—
Utilities	4,771,506	4,771,506	—	—
TOTAL COMMON STOCKS	$91,128,891	$91,128,891	$—	$—

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger 35 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$3,156,775	$3,156,775	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$94,285,666	$94,285,666	$—	$—

Alger Mid Cap 40 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$10,663,807	$10,663,807	$—	$—
Consumer Discretionary	8,814,156	8,814,156	—	—
Financials	7,933,682	7,933,682	—	—
Health Care	12,335,933	12,335,933	—	—
Industrials	23,020,876	23,020,876	—	—
Information Technology	44,103,179	44,103,179	—	—
Utilities	9,973,305	9,973,305	—	—
TOTAL COMMON STOCKS	$116,844,938	$116,844,938	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	3,646,118	3,646,118	—	—
TOTAL INVESTMENTS IN SECURITIES	$120,491,056	$120,491,056	$—	$—

Alger Weatherbie Enduring Growth ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$25,779	$25,779	$—	$—
Consumer Discretionary	64,072	64,072	—	—
Financials	655,816	655,816	—	—
Health Care	784,844	784,844	—	—
Industrials	1,922,730	1,922,730	—	—
Information Technology	478,148	478,148	—	—
Real Estate	818,063	818,063	—	—
TOTAL COMMON STOCKS	$4,749,452	$4,749,452	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	277,668	277,668	—	—
TOTAL INVESTMENTS IN SECURITIES	$5,027,120	$5,027,120	$—	$—

Alger Concentrated Equity ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$23,485,447	$23,485,447	$—	$—
Consumer Discretionary	22,197,036	22,197,036	—	—
Financials	2,660,423	2,660,423	—	—
Health Care	3,229,247	3,229,247	—	—
Industrials	11,083,103	11,083,103	—	—
Information Technology	76,583,483	76,583,483	—	—
Utilities	9,212,506	9,212,506	—	—
TOTAL COMMON STOCKS	$148,451,245	$148,451,245	$—	$—

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Concentrated Equity ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$1,590,334	$1,590,334	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$150,041,579	$150,041,579	$—	$—

Alger AI Enablers & Adopters ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$43,466,724	$43,466,724	$—	$—
Consumer Discretionary	36,887,732	36,887,732	—	—
Consumer Staples	12,779	12,779	—	—
Financials	7,932,463	7,932,463	—	—
Health Care	3,053,022	3,053,022	—	—
Industrials	7,761,319	7,761,319	—	—
Information Technology	126,911,355	126,911,355	—	—
Utilities	14,563,906	14,563,906	—	—
TOTAL COMMON STOCKS	$240,589,300	$240,589,300	$—	$—
PREFERRED STOCKS
Information Technology	6,379,990	—	—	6,379,990
TOTAL INVESTMENTS IN SECURITIES	$246,969,290	$240,589,300	$—	$6,379,990

Alger Russell Innovation ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,379,064	$1,379,064	$—	$—
Consumer Discretionary	654,689	654,689	—	—
Consumer Staples	237,323	237,323	—	—
Financials	276,153	276,153	—	—
Health Care	5,240,468	5,240,468	—	—
Industrials	373,047	373,047	—	—
Information Technology	6,466,214	6,466,214	—	—
TOTAL COMMON STOCKS	$14,626,958	$14,626,958	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	23,507	23,507	—	—
TOTAL INVESTMENTS IN SECURITIES	$14,650,465	$14,650,465	$—	$—

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger AI Enablers & Adopters ETF	Preferred Stocks
Opening balance at January 1, 2025	$1,357,850
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	296,240
Purchases and Sales/Distributions
Purchases	4,725,900
Sales/Distributions	—
Closing balance at September 30, 2025	6,379,990
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2025	$296,240
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of September 30, 2025. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements.

	Fair Value September 30, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger AI Enablers & Adopters ETF
Preferred Stocks	$6,379,990	Market Approach	Revenue Multiple	19.39x-22.99x	19.89x
The significant unobservable inputs used in the fair value measurement of each Fund's securities are revenue and EBITDA multiples, discount rates, and the probability of  success of  certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of  success result in lower fair value measurements.  For the period ended September 30, 2025, there were no changes in valuation methodology on Level 3 investments.